Investments - Changes in Non-Marketable Investments Not Accounted for Under the Equity Method (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Securities Without Readily Determinable Fair Value [Roll Forward]
Balance at beginning of year	$ 4,142	$ 70,849
Full acquisition of equity securities	0	(41,001)
Sale of equity securities	0	(23,812)
Loss on sale of equity securities	0	(2,250)
Impairments	0	(398)
Cash investments in equity securities, net	81	173
Foreign currency translation adjustments	(278)	581
Balance at end of year	$ 3,945	$ 4,142